Consolidated Income Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit (loss) [abstract]
Interest and similar income	£ 6,708	£ 4,762	£ 5,031
Interest expense and similar charges	(2,283)	(813)	(1,643)
Net interest income	4,425	3,949	3,388
Fee and commission income	839	697	680
Fee and commission expense	(509)	(411)	(361)
Net fee and commission income	330	286	319
Other operating income	201	264	145
Total operating income	4,956	4,499	3,852
Operating expenses before credit impairment (charges)/write-backs, provisions and charges	(2,343)	(2,510)	(2,390)
Credit impairment (charges)/write-backs	(320)	233	(638)
Provisions for other liabilities and charges	(419)	(377)	(264)
Total operating credit impairment (charges)/write-backs, provisions and charges	(739)	(144)	(902)
Profit from continuing operations before tax	1,874	1,845	560
Tax on profit from continuing operations	(480)	(492)	(121)
Profit from continuing operations after tax	1,394	1,353	439
Profit from discontinued operations after tax	0	31	32
Profit after tax	1,394	1,384	471
Attributable to:
Equity holders of the parent	1,394	1,365	452
Non-controlling interests	0	19	19
Profit after tax	£ 1,394	£ 1,384	£ 471